Document And Entity Information (unlabaled)	0 Months Ended
Jan. 28, 2013
Document And Entity Information Unlabaled
Document Type	497
Document Period End Date	Sep. 30, 2012
Registrant Name	SECURITY INCOME FUND /KS/
Central Index Key	0000088498
Amendment Flag	false
Trading Symbol	sifks
Document Creation Date	Feb. 01, 2013
Document Effective Date	Feb. 01, 2013
Prospectus Date	Jan. 28, 2013